Restricted Net Assets - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012
Minimum
Restricted Cash and Cash Equivalents Items [Line Items]
Percentage of appropriation of statutory reserve from retained earnings after tax profits	10.00%
Maximum
Restricted Cash and Cash Equivalents Items [Line Items]
Percentage of appropriations of statutory reserve of registered capital	50.00%